INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses for intangible assets	¥ 4,997	¥ 3,895	¥ 3,606